SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2021
Long-term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT	SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	2021	2020
Long-term debt:
5.75% senior unsecured convertible bonds due 2021	—	212,230
NOK700 million senior unsecured floating rate bonds due 2023	79,507	81,572
4.875% senior unsecured convertible bonds due 2023	137,900	139,900
NOK700 million senior unsecured floating rate bonds due 2024	78,939	80,989
NOK600 million senior unsecured floating rate bonds due 2025	61,334	62,927
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	—
Lease debt financing	126,955	—
Borrowings secured on Frontline shares	15,639	15,639
U.S. dollar denominated floating rate debt due through 2029	1,253,481	1,070,137
Total debt principal	1,903,755	1,663,394
Less: unamortized debt issuance costs	(14,541)	(14,325)
Less: current portion of long-term debt	(302,769)	(484,956)
Total long-term debt	1,586,445	1,164,113

The outstanding debt as of December 31, 2021, is repayable as follows:

Year ending December 31,	(in thousands of $)
2022	302,769
2023	672,974
2024	350,226
2025	304,687
2026	170,247
Thereafter	102,852
Total debt principal	1,903,755

Interest rate information

	December 31, 2021	December 31, 2020
Weighted average interest rate*	2.68%	2.91%
US Dollar LIBOR	0.21%	0.24%
Norwegian Interbank Offered Rate ("NIBOR")	0.95%	0.49%

*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate swaps.

$171 million secured term loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171 million secured loan facility with a syndicate of banks, secured against a 1,700 TEU container vessel and seven Handysize dry bulk carriers. The 1,700 TEU container vessel was sold in May 2018 and the facility then related to the remaining seven vessels. The facility was supported by China Export & Credit Insurance Corporation, or SINOSURE, which provided an insurance policy in favor of the banks for part of the outstanding loan. The facility bore interest at LIBOR plus a margin and had a term of approximately 10 years from delivery of each vessel. During the year ended December 31, 2021, the seven Handysize dry bulk carriers were sold. Two of the vessels were delivered in October 2021 and five were delivered in December 2021 and the facility was fully repaid. The net amount outstanding as of December 31, 2021, was $0.0 million (2020: $53.2 million).
$45 million secured term loan and revolving credit facility
In June 2014, seven wholly-owned subsidiaries of the Company entered into a $45 million secured term loan and revolving credit facility with a bank, secured against seven 4,100 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. During June 2019, the terms of loan were amended and the loan was extended by a further two years. During June 2021 the terms of the loan were further amended and the loan was extended by a further four years. As of December 31, 2021, the available amount under the revolving part of the facility was $0.0 million (2020: $0.0 million). The net amount outstanding as of December 31, 2021, was $42.5 million (2020: $45.0 million).

$20 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $20 million secured term loan facility with a bank, secured against two 5,800 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. In September 2019, the terms of the loan were amended and restated, and the facility now matures in March 2024. The net amount outstanding as of December 31, 2021, was $15.6 million (2020: $17.3 million).

$39 million secured term loan facility
In December 2014, two wholly-owned subsidiaries of the Company entered into a $39 million secured term loan facility with a bank, secured against two Kamsarmax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding as of December 31, 2021, was $19.4 million (2020: $21.8 million).

$166.4 million secured term loan facility
In July 2015, eight wholly-owned subsidiaries of the Company entered into a $166.4 million secured term loan facility with a syndicate of banks, secured against eight Capesize dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding as of December 31, 2021 was $76.3 million (2020: $90.1 million).

$210 million secured term loan facility
In November 2015, three wholly-owned subsidiaries of the Company entered into a $210 million secured term loan facility with a syndicate of banks, to partly finance the acquisition of three container vessels, against which the facility is secured. One of the vessels was delivered in 2015, and the remaining two vessels were delivered in 2016. The Company had provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of five years from the delivery of each vessel. In November 2020 the portion of the facility relating to one subsidiary matured, and the outstanding debt of $49.2 million was repaid in full. In February and April 2021 the portions of the facility relating to the remaining two subsidiaries matured and the facility was repaid in full. The net amount outstanding as of December 31, 2021 was $0.0 million (2020: $99.5 million).

5.75% senior unsecured convertible bonds due 2021
On October 5, 2016, the Company issued a senior unsecured convertible bond loan totaling $225 million. Interest on the bonds was fixed at 5.75% per annum and was payable in cash quarterly in arrears on January 15, April 15, July 15 and October 15. The bonds were convertible into SFL Corporation Ltd. common shares and matured on October 15, 2021. At this date the Company redeemed the full outstanding amount of $144.7 million. The initial conversion rate at the time of issuance was 56.2596 common shares per $1,000 bond, equivalent to a conversion price of approximately $17.7747 per share. The conversion rate was adjusted for dividends in excess of $0.225 per common share per quarter. Since the issuance, dividend distributions had increased the conversion rate to 65.8012 common shares per $1,000 bond, equivalent to a conversion price of approximately $15.20 per share at the maturity of the bond. The conversion right was not worth more than par value of the instrument and the bonds were fully satisfied in cash without any conversion into shares having taken place. In the year ended December 31, 2021 the Company purchased bonds with principal amounts totaling $67.6 million (2020: $0.0 million). A loss of $0.9 million was recorded on the transaction (2020: $0.0 million). The net amount outstanding as of December 31, 2021 was $0.0 million (2020: $212.2 million).

In conjunction with the bond issue, the Company loaned up to 8,000,000 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were initially borrowed from Hemen, the largest shareholder of the Company, for a one-time loan fee of $120,000. In November 2016, the Company issued 8,000,000 new shares, to replace the shares borrowed from Hemen and received $80,000 from Hemen upon the return of the borrowed shares. In December 2021, after the bond was redeemed, the loaned shares were transferred to another party under a general share lending agreement. (See Note 23: Share Capital, Additional Paid-In Capital and Contributed Surplus).
As required by ASC 470-20 "Debt with conversion and Other Options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $4.6 million at issuance and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges", which are amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $0.5 million in the year ended December 31, 2021 (2020: $0.8 million). As a result of the purchase of bonds with principal amounts totaling $67.6 million (2020: $0.0 million), a total of $0.4 million (2020: $0.0 million) was allocated as the reacquisition of the equity component. The balance remaining in equity as of December 31, 2021 was $3.6 million (2020: $4.0 million).

$76 million secured term loan facility
In August 2017, two wholly-owned subsidiaries of the Company entered into a $76 million secured term loan facility with a bank, secured against two product tankers. The two product tankers were delivered in August 2017. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. As of December 31, 2021, the net amount outstanding was $53.9 million (2020: $59.1 million).

4.875% senior unsecured convertible bonds due 2023
On April 23, 2018, the Company issued a senior unsecured convertible bond totaling $150 million. Additional bonds were issued on May 4, 2018 at a principal amount of $14.0 million. Interest on the bonds is fixed at 4.875% per annum and is payable in cash quarterly in arrears on February 1, May 1, August 1 and November 1. The bonds are convertible into SFL Corporation Ltd. common shares and mature on May 1, 2023. The net amount outstanding as of December 31, 2021 was $137.9 million (2020: $139.9 million). The initial conversion rate at the time of issuance was 52.8157 common shares per $1,000 bond, equivalent to a conversion price of approximately $18.93 per share. Since the issuance, dividend distributions have increased the conversion rate to 77.5267 common shares per $1,000 bond, equivalent to a conversion price of approximately $12.90 per share. Based on the closing price of our common stock of $8.15 on December 31, 2021, the if-converted value was less than the principal amounts by $52.5 million. In January 2021, the Company purchased bonds with principal amounts totaling $2.0 million (2020: $8.4 million). A gain of $0.2 million was recorded on the transaction (2020: gain of $0.3 million).

In conjunction with the bond issue, the Company agreed to loan up to 7,000,000 of its common shares to affiliates of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. As of December 31, 2021, a total of 3,765,842 shares were issued from up to 7,000,000 shares issuable under a share lending arrangement.

As required by ASC 470-20 "Debt with conversion and Other Options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $7.9 million at issuance and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges", which are amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $1.4 million in the year ended December 31, 2021 (2020: $1.3 million). As a result of the purchase of bonds with principal amounts totaling $2.0 million (2020: $8.4 million), a total of $0.1 million (2020: $0.3 million) was allocated as the reacquisition of the equity component. The balance remaining in equity as of December 31, 2021 was $6.7 million (2020:$6.8 million).

$50 million secured term credit facility
In June 2018, 15 wholly-owned subsidiaries of the Company entered into a $50 million secured term loan facility with a bank, secured against 15 feeder size container vessels. The 15 feeder size container vessels were delivered in April 2018. The Company had provided a corporate guarantee for this facility, which bore interest at LIBOR plus a margin and had a term of seven years. During the year ended December 31, 2021, purchase options were exercised on the 15 feeder size container vessels. The vessels were delivered between August and September 2021, and the facility was fully repaid. The net amount outstanding as of December 31, 2021 was $0.0 million (2020: $34.1 million).

NOK700 million senior unsecured bonds due 2023
On September 13, 2018 the Company issued a senior unsecured bond totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on September 13, 2023. On July 30, 2019, the Company conducted a tap issue of NOK100 million under this facility. The bonds were issued at 101.625% of par, and the new outstanding amount after the tap issue is NOK700 million. The net amount outstanding as of December 31, 2021, was NOK700 million, equivalent to $79.5 million (2020: NOK700 million, equivalent to $81.6 million).
$17.5 million secured term loan facility due 2023
In December 2018, two wholly-owned subsidiaries of the Company entered into a $17.5 million secured term loan facility with a bank, secured against two Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding as of December 31, 2021, was $11.1 million (2020: $12.9 million).

$24.9 million senior secured term loan facility
In February 2019, three wholly-owned subsidiaries of the Company entered into a $24.9 million senior secured term loan facility with a bank, secured against three Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding as of December 31, 2021, was $17.7 million (2020: $20.3 million).

$50 million senior secured term loan facility
In February 2019, three wholly-owned subsidiaries of the Company entered into a $50 million senior secured term loan facility with a bank, secured against three tankers chartered to Frontline Shipping. In 2020, $14.9 million of this facility was repaid following the sale of one tanker and the facility now relates to the remaining two tankers. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately four years. The net amount outstanding as of December 31, 2021, was $35.2 million (2020: $35.2 million).

$29.5 million term loan facility
In March 2019, two wholly-owned subsidiaries of the Company entered into a $29.5 million term loan facility with a bank, secured against two car carriers. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding as of December 31, 2021, was $19.0 million (2020: $23.0 million).

NOK700 million senior unsecured bonds due 2024
On June 4, 2019, the Company issued a senior unsecured bond totaling NOK700 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on June 4, 2024. In March 2020, the Company purchased bonds with principal amounts totaling NOK5 million equivalent to $0.5 million. A gain of $0.0 million was recorded on the transaction. In the year ended December 31, 2021 no bonds were purchased. The net amount outstanding as of December 31, 2021 was NOK695 million equivalent to $78.9 million (2020: NOK695 million, equivalent to $81.0 million).

$33.1 million term loan facility
In June 2019, five wholly-owned subsidiaries of the Company entered into a $33.1 million term loan facility with a syndicate of banks. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately four years. During the year ended December 31, 2020 the five subsidiaries were dissolved and the facility was assigned to the Company. The net amount outstanding as of December 31, 2021, was $25.3 million (2020: $28.8 million).

NOK600 million senior unsecured bonds due 2025
On January 21, 2020, the Company issued a senior unsecured bond totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on January 21, 2025. In February and March 2020, the Company purchased bonds with principal amounts totaling NOK60 million equivalent to $6.0 million. A gain of $1.4 million was recorded on the transaction. In the year ended December 31, 2021 no bonds were purchased. The net amount outstanding as of December 31, 2021 was NOK540 million equivalent to $61.3 million (2020: NOK540 million, equivalent to $62.9 million).

$40 million senior secured term loan facility
In March 2020, two wholly-owned subsidiaries of the Company entered into a $40 million senior secured term loan facility with a bank, secured against two Suezmax tankers. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and with a term of approximately two years. The net amount outstanding as of December 31, 2021, was $32.9 million (2020: $37.0 million).
$15 million senior secured term loan facility
In March 2020, three wholly-owned subsidiaries of the Company entered into a $15 million senior secured term loan facility with a bank, secured against three container vessels. The Company had provided a corporate guarantee for this facility, which bore interest at LIBOR plus a margin and with a term of approximately five years. During the year ended December 31, 2021, purchase options were exercised on the three container vessels. The vessels were delivered in August 2021, and the facility was fully repaid. The net amount outstanding as of December 31, 2021, was $0.0 million (2020: $12.8 million).

$175 million term loan facility
In March 2020, four wholly-owned subsidiaries of the Company entered into a $175 million term loan facility with a syndicate of banks, secured against four 8,700 TEU containerships. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and with a term of approximately five years. The net amount outstanding as of December 31, 2021, was $146.6 million (2020: $165.5 million).

$50 million senior secured term loan facility
In May 2020, a wholly-owned subsidiary of the Company entered into a $50 million senior secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of approximately five years. The facility is secured against a 308,000 dwt VLCC. The net amount outstanding as of December 31, 2021, was $45.8 million (2020: $48.6 million).

$50 million senior secured credit facility
In November 2020, a wholly-owned subsidiary of the Company entered into a $50 million senior secured term loan facility with a bank, secured against a container vessel. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and with a term of approximately four years. The net amount outstanding as of December 31, 2021, was $45.0 million (2020: $50.0 million).

$51 million term loan facility
In February 2021, a wholly-owned subsidiary of the Company entered into a $51 million term loan facility with a bank, secured against a container vessel. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and with a term of approximately four years. The net amount outstanding as of December 31, 2021, was $47.7 million (2020: $0.0 million).

$51 million term loan facility
In April 2021, a wholly-owned subsidiary of the Company entered into a $51 million term loan facility with a bank, secured against a container vessel. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and with a term of approximately four years. The net amount outstanding as of December 31, 2021, was $48.8 million (2020: $0.0 million).

7.25% senior unsecured sustainability-linked bonds due 2026
On May 12, 2021, the Company issued a senior unsecured sustainability-linked bond totaling $150 million in the Nordic credit market. The bonds bear quarterly interest at a fixed rate of 7.25% per annum and are redeemable in full on May 12, 2026. By the maturity date of the bond, the Company aims to have committed an amount at least equal to the size of the issue on upgrades of existing vessels and/or vessel acquisitions. The net amount outstanding as of December 31, 2021 was $150.0 million (2020: $0.0 million).

$134 million term loan facility
In September 2021, two wholly-owned subsidiaries of the Company entered into a $134 million term loan facility with a bank, secured against two container vessels. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and with a term of approximately three years. The net amount outstanding as of December 31, 2021, was $130.4 million (2020: $0.0 million).

$35 million term loan facility
In December 2021, a wholly-owned subsidiary of the Company entered into a $35 million term loan facility with a bank, secured against a container vessel. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately seven years. The net amount outstanding as of December 31, 2021, was $35.0 million (2020: $0.0 million).
$107.3 million term loan facility
In December 2021, three wholly-owned subsidiaries of the Company entered into a $107.3 million term loan facility with a bank, secured against three Suezmax tankers. As of December 31, 2021, only one of the three vessels had been delivered and the portion of the facility relating to that vessel had been drawn down. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding as of December 31, 2021, was $35.8 million (2020: $0.0 million).

$475 million term loan and revolving credit facility
SFL Linus was consolidated from October 29, 2020. (See Note 18: Investment in Associated Companies). In October 2013, SFL Linus entered into a $475 million five-year term loan and revolving credit facility with a syndicate of banks to partly finance the acquisition of the rig. The facility was drawn in February 2014. During the year ended December 31, 2017, certain amendments were agreed with the banks under the loan facility, including an extension of the final maturity date by four years. In addition, the Company has given the banks a first priority pledge over all shares of SFL Linus and assigned all claims under a secured loan made by the Company to SFL Linus in favor of the banks. This loan is secured by a second priority mortgage over the rig which has been assigned to the banks. As of December 31, 2021, the balance outstanding under this facility was $199.9 million (2020: $216.0 million). The Company fully guaranteed the facility as of December 31, 2021 (2020: fully guaranteed).

$375 million term loan and revolving credit facility
SFL Hercules was consolidated from August 27, 2021. (See Note 18: Investment in Associated Companies). In May 2013, SFL Hercules entered into a $375 million six-year term loan and revolving credit facility with a syndicate of banks to partly finance the acquisition of the harsh environment semi-submersible rig West Hercules, previously owned by the wholly owned subsidiary SFL Deepwater. The facility was drawn in June 2013. In connection with the 2017 Restructuring Plan of Seadrill, certain amendments were agreed with the banks under the loan facility, including an extension of the final maturity date by four years. In August 2021, the Company entered into an amendment to its existing charter agreement (the “amendment agreement”) with subsidiaries of Seadrill for West Hercules, which was approved by the applicable bankruptcy court in September 2021. Each of SFL’s financing banks consented to the amendment agreement, and SFL’s limited corporate guarantee of the outstanding debt of the rig owning subsidiary remains unchanged at $83.1 million as of December 31, 2021 (2020: $83.1 million). Additionally, SFL agreed to a cash contribution of $5 million to the SFL Hercules's pledged earnings account at the time of redelivery following the termination of the Seadrill charter, in addition to a $3 million payable by Seadrill. As of December 31, 2021, the balance outstanding under this facility was $169.6 million which is now included in consolidated debt. As of December 31, 2020, the balance outstanding under this facility was $185.8 million and was recorded within a subsidiary accounted for using the equity method of accounting. (Refer to Note 18: Investment in Associated Companies).

Lease debt financing
In September 2021, the wholly owned subsidiaries of the Company owning the two newly acquired 6,800 TEU container vessels entered into sale and leaseback transactions for these vessels, via a Japanese Operating Lease with Call Option financing structure. The sales price for each vessel was $65 million, totaling $130 million. The vessels were leased back for a term of six years, with options to purchase each vessel at the end of the fifth and sixth year. The transaction did not qualify as a sale and has been recorded as a financing arrangement. The net amount outstanding as of December 31, 2021 was $127.0 million (2020: $0.0 million). The lease debt financing carries interest at a fixed rate of 2.5% per annum.

Borrowings secured on Frontline shares
As of December 31, 2019, the Company had a forward contract to repurchase 3.4 million shares of Frontline which expired in June 2020 for $36.8 million. The transaction was accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability of $36.8 million recorded within debt as of December 31, 2019. During the year ended December 31, 2020 the Company repurchased 2.0 million shares subject to the forward contract and repaid $21.1 million of the secured borrowing.

As of December 31, 2021, the Company had a forward contract which expired in January of 2022, to repurchase 1.4 million shares of Frontline at a repurchase price of $16.4 million including accrued interest. This contract has subsequently been rolled over to July 2022, at a repurchase price of $16.6 million. As of December 31, 2020, the Company had a forward contract which expired in January of 2021, to repurchase 1.4 million shares of Frontline at a repurchase price of $16.2 million. The transaction has been accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability of $15.6 million (2020: $15.6 million) recorded within debt as of December 31, 2021. The Company is required to post collateral of 20% of the total repurchase price plus any negative mark to market movement from the repurchase price for the duration of the agreement. As of December 31, 2021, $8.3 million (2020: $9.0 million) was held as collateral and recorded as restricted cash.
The aggregate book value of assets pledged as security against borrowings as of December 31, 2021, was $2,310 million (2020: $1,864 million). Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of December 31, 2021, the Company is in compliance with all of the covenants under its long-term debt facilities.